SCHEDULE OF REVENUE BY GEOGRAPHIC AREA OF CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Total revenue	$ 13,062,534	$ 13,728,922	$ 17,060,753
UNITED STATES
Segment Reporting [Line Items]
Total revenue	4,425,401	4,866,589	9,870,950
MEXICO
Segment Reporting [Line Items]
Total revenue	$ 8,637,133	$ 8,862,333	$ 7,189,803